Organization and Summary of Significant Accounting Policies - Assumptions Used to Estimate Fair Values of Option Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Risk-free interest rate	2.14%		1.27%	1.02%
Risk-free interest rate, maximum			2.34%	1.49%
Expected life of option-years	7 years 6 months	7 years 6 months	7 years 6 months	7 years 6 months
Expected stock price volatility	106.00%	108.00%	108.00%	108.00%
Executive turnover rates			0.00%	0.00%
Non-executive turnover rates			14.70%	18.50%
Expected dividend yield	0.00%		0.00%	0.00%